                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                 [_] entries.

Institutional Investment Manager Filing this Report:

Name:     David A. Charnes
Address:  CSX Capital Management, Inc.
          901 East Cary Street, Suite 1600
          Richmond, VA 23219

Form 13F File Number: 28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Charnes
Title:    Vice President
Phone:    (804) 782-6738

Signature, Place, and Date of Signing

  /s/ David A. Charnes                         Richmond, VA      July 17, 2001
--------------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $133,493,550


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
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                          Form 13F INFORMATION TABLE

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       Name of Issuer       Title of Class    CUSIP       Value   Shares or  Share/  PUT/    Invest.  Other  Voting Authority Shares
                                                                                                             -----------------------
                                                                  Prin Amt    PRN   CALL  Discretion  Mgrs.     Sole    Shared  None

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
GENUINE PT CO                   Common      372460-10   5,197,500    165,000                 Sole              165,000
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CHUBB CORP                      Common      171232-10   4,258,650     55,000                 Sole               55,000
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CATERPILLER INC COM             Common      149123-10   4,004,000     80,000                 Sole               80,000
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ANDREW CORP COM                 Common      034425-10     922,500     50,000                 Sole               50,000
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INTL BUSINESS MACH CORP COM     Common      459200-10   2,260,000     20,000                 Sole               20,000
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SCHERING-PLOUGH CORP COM        Common      806605-10   3,624,000    100,000                 Sole              100,000
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KIMBERLY-CLARK CORP             Common      494368-10   3,633,500     65,000                 Sole               65,000
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PITNEY BOWES INC COM            Common      724479-10   4,633,200    110,000                 Sole              110,000
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BELLSOUTH CORP COM              Common      079860-10   3,624,300     90,000                 Sole               90,000
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MERCK & COMPANY                 Common      589331-10   2,716,175     42,500                 Sole               42,500
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FORTUNE BRANDS INC              Common      349631-10   4,795,000    125,000                 Sole              125,000
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EXXON MOBIL CORP COM            Common      30231G-10   3,275,625     37,500                 Sole               37,500
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HEWLETT-PACKARD CO              Common      428236-10   2,860,000    100,000                 Sole              100,000
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DOW JONES & CO INC COM          Common      260561-10   2,985,500     50,000                 Sole               50,000
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CHEVRON CORP COM                Common      166751-10   3,167,500     35,000                 Sole               35,000
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TEXACO INC                      Common      881694-10   3,996,000     60,000                 Sole               60,000
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INTL PAPER CO COM               Common      460146-10   2,856,000     80,000                 Sole               80,000
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CONAGRA INC COM                 Common      205887-10   2,971,500    150,000                 Sole              150,000
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WACHOVIA CORP                   Common      929771-10   4,269,000     60,000                 Sole               60,000
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WEYERHAEUSER CO                 Common      962166-10   3,573,050     65,000                 Sole               65,000
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GATX CORP                       Common      361448-10   3,007,500     75,000                 Sole               75,000
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ELECTRA DATA SYS CORP COM       Common      285661-10   3,125,000     50,000                 Sole               50,000
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DEERE & CO                      Common      244199-10   3,785,000     85,000                 Sole               85,000
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MINN MNG & MFG CO. COM          Common      604059-10   3,137,750     27,500                 Sole               27,500
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EATON CORP                      Common      278058-10   3,855,500     55,000                 Sole               55,000
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MORGAN J P & CO INC COM         Common      616880-10   2,230,000     50,000                 Sole               50,000
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NATL CY CORP                    Common      635405-10   3,847,500    125,000                 Sole              125,000
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MARSH & MC LENNAN CO'S INC      Common      571748-10   3,535,000     35,000                 Sole               35,000
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

                          Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Name of Issuer       Title of Class    CUSIP       Value   Shares or  Share/  PUT/    Invest.  Other  Voting Authority Shares
                                                                                                             -----------------------
                                                                  Prin Amt    PRN   CALL  Discretion  Mgrs.     Sole    Shared  None

------------------------------------------------------------------------------------------------------------------------------------
ROWAN CO INC COM                Common      779382-10   3,315,000    150,000                 Sole              150,000
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VERIZON COMMUNICATIONS COM      Common      92343V-10   2,675,000     50,000                 Sole               50,000
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SBC COMMUNICATIONS INC.         Common      78387G-10   3,204,800     80,000                 Sole               80,000
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SYSCO CORP COM                  Common      871829-10   2,715,000    100,000                 Sole              100,000
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ANHEUSER-BUSCH CO INC COM       Common      035229-10   2,678,000     65,000                 Sole               65,000
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MAYTAG CORP COM                 Common      578592-10   2,926,000    100,000                 Sole              100,000
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CONOCO INC                      Common      208251-30   3,807,000    135,000                 Sole              135,000
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EMERSON ELEC CO                 Common      291011-10   2,722,500     45,000                 Sole               45,000
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UTD TECHNOLOGIES CORP COM       Common      913017-10   2,747,250     37,500                 Sole               37,500
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MEAD CORP                       Common      582834-10   2,714,000    100,000                 Sole              100,000
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PPG IND INC COM                 Common      693506-10   3,942,750     75,000                 Sole               75,000
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SOUTHTRUST CORP COM             Common      844730-10   3,900,000    150,000                 Sole              150,000
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GRAND TOTAL                                           133,493,550  3,130,000                                 3,130,000
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